Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL COMMITMENTS
Purchase Obligation	€ 2,133	€ 1,141
2019
OTHER FINANCIAL COMMITMENTS
Purchase Obligation	827
Due 2020 to 2023
OTHER FINANCIAL COMMITMENTS
Purchase Obligation	1,290
Due thereafter
OTHER FINANCIAL COMMITMENTS
Purchase Obligation	€ 17